UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2011
                                                   ------------------

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  /  / is a restatement.
                                  ----
                                  /  / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     American Beacon Advisors, Inc.
Address:  4151 Amon Carter Blvd., MD  2450
          Fort Worth , TX 76155


Form 13F File Number: 28-14511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary K. Behan
Title:    Vice President and General Counsel
Phone:    (817) 391-6170

Signature, Place, and Date of Signing:

/s/ Rosemary K. Behan     Fort Worth, TX     November 14, 2011
---------------------     --------------     -----------------
     [Signature]           [City, State]           [Date]


/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s.)

List of Other Managers Reporting for this Manager:
--------------------------------------------------

Form 13F File Number                 Name


28-01006              Barrow, Hanley, Mewhinney & Strauss, LLC
28-05620              Brandes Investment Partners, LP
28-02204              Brandywine Global Investment Management, LLC
28-11166              Calamos Advisors LLC
28-06700              Dreman Value Management, LLC
28-12666              Evercore Asset Management, LLC
28-03578              Franklin Advisers, Inc.
00-00000              GAM International Management Ltd.
28-10068              Hotchkis and Wiley Capital Management LLC
28-10469              Lazard Asset Management LLC
28-13608              Lee Munder Capital Group, LLC
28-04968              Massachusetts Financial Services Company
28-11866              Morgan Stanley Investment Management Inc.
28-11411              Opus Capital Group, LLC
28-10952              Pacific Investment Management Company LLC
28-11296              PENN Capital Management Company, Inc.
28-03791              Pzena Investment Management, LLC
28-01074              Templeton Investment Counsel, LLC
28-00242              The Boston Company Asset Management, LLC
28-04884              The Renaissance Group LLC
28-03676              Winslow Capital Management, Inc.
28-11061              Zebra Capital Management, LLC
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------

Form 13F Information Table Entry Total:    11
                                        --------

Form 13F Information Table Value Total:   $2,363
                                        ---------
                                       (thousands)




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

                          FORM 13-F INFORMATION TABLE

COLUMN 1                       COLUMN 2        COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE OF                      VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (x$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------  ----------      ---------      ---------  -----------------    --------   --------  -----------------
ANNALY CAPITAL MANAGEMENT      COM            035710409       202     12,140   SH          DEFINED             12,140

DEX ONE CORP                   COM            25212W100        6      10,761   SH          DEFINED             10,761

E TRADE
FINANCIAL CORP                 NOTE 8/3       269246AZ7       212     240,000  PRN         DEFINED             240,000

GENERAL MOTORS CO              COM            37045V100       126      6,258   SH          DEFINED             6,258

GENERAL MOTORS                 WTS            37045V118       66       5,689   SH          DEFINED             5,689

GENERAL MOTORS                 WTS            37045V126       45       5,689   SH          DEFINED             5,689


HORIZON LINES                  NOTE
INC.                              4.250% 8/1  44044KAB7       748    1,025,000 PRN         DEFINED             1,025,000

                               NOTE
LIVE NATION ENTERTAINMENT INC     2.875% 7/1  538034AB5       583     650,000  PRN         DEFINED             650,000

OMEGA HEALTHCARE INVESTORS     COM            681936100       202     12,700   SH          DEFINED             12,700

SUPERMEDIA INC                 COM            868447103        2       1,037   SH          DEFINED             1037

TEEKAY LNG PARTNERS LP LTD     PRTNRSP UNITS  Y8564M105       171      5,500   SH          DEFINED             5,500
                               -------------  ---------   ---------   ------- -------     --------          -----------------------




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